INTANGIBLE ASSETS AND GOODWILL	9 Months Ended
Sep. 30, 2026
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL
The following table summarizes the movement in the net book value of intangible assets, including goodwill for the nine-month period ended September 30:

	2026	2025*

Balance as of January 1	491	297

Acquisitions**	203	167
Additions	65	50
Measurement period adjustment	(3)	—
Disposal and write-offs	—	(1)
Transfer and reclassification	—	2
Amortization	(67)	(46)
Translation adjustment	(33)	6

Balance as of September 30	656	475
*Prior period comparatives have been reclassified to conform with the current period presentation
**Acquisitions for the nine months ended September 30, 2026 of US$203 comprise goodwill (US$108), identifiable intangible assets for the
Tabletki Group (US$79), consisting of customer relationships, brand and trademarks, and software of US$61, US$12, and US$6, respectively;
customer relationships of US$3 (ISP Shtorm LLC); and green tariff rights of US$11 (six solar power plants) and US$2 (SUNVIN 11). Acquisitions for the nine-month period ended September 30, 2025 of US$167, comprise goodwill (US$109), identifiable intangible assets for Uklon, consisting of customer relationships, brand and trademarks, and software of US$32, US$18, and US$8, respectively. See Note 5 for further details.
Goodwill
Goodwill is included within the above total intangible asset movements for the nine-month period ended September 30, 2026.
The significant additions during the period related to the acquisitions as explained in Note 5 - Significant Transactions.
During the nine-month period ended September 30, 2026, the Group reassessed the level at which goodwill is allocated and monitored for impairment testing purposes. Previously, goodwill was allocated to and tested for impairment at the level of individual cash-generating units ("CGUs"), including Kyivstar and Uklon. Following further integration of the Group's businesses, including acquisitions completed in 2026, and considering the expected synergies across the Group's businesses, the Group established a single group of CGUs for goodwill impairment testing purposes. Goodwill is now allocated to and monitored at a group-of-CGUs level, which represents the lowest level at which goodwill is monitored for internal management purposes and is not larger than the Group's operating segment before aggregation. The change did not result in the recognition of an impairment loss.
Goodwill is tested for impairment annually as of September 30 or when circumstances indicate the carrying value may be impaired. The Company's impairment test is primarily based on fair value less cost of disposal calculations (Level 3 in the fair value hierarchy) using a discounted cash flow model, based on cash flow projections from business plans prepared by management. The Company considers, amongst other things, the relationship between its market capitalization and its book value, as well as the weighted average cost of capital and the quarterly financial performances of each CGU when reviewing for indicators of impairment in interim periods.
Impairment losses
The Company performed its annual impairment tests of goodwill as of September 30, 2026, and 2025. Based on the impairment tests performed, no impairment of goodwill was identified.
Impairment expense of US$7 for the nine-month period ended September 30, 2026 (2025: US$6) primarily relates to certain items of property, plant and equipment that were written down as a result of identified impairment indicators, including assets affected by the ongoing war in Ukraine.